THE ADVISORS' INNER CIRCLE FUND II

            SMARTGROWTH(R) LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH(R) LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH(R) LIPPER(R) OPTIMAL GROWTH INDEX FUND

                       SUPPLEMENT DATED DECEMBER 15, 2008
                                     TO THE
           CLASS A SHARES AND INSTITUTIONAL CLASS SHARES PROSPECTUSES
                               DATED MAY 31, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

1. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 2 OF THE PROSPECTUSES:

         Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Conservative Index (the "Conservative Index"). The Conservative Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). The ETFs that comprise the Conservative Index are pooled investment vehicles whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market. They include, for example, investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") and other investment vehicles, such as grantor trusts, that are not registered or regulated under the 1940 Act and that typically hold commodities, such as gold or oil, currency or other property that is itself not a security. An ETF holds a portfolio of investments designed to track a particular market segment or underlying index. The Conservative Index may include ETFs designed to provide investment results that match the performance of an underlying index. The Conservative Index also may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETFs"). In seeking to provide such results, an ETF, in particular, an Enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Conservative Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

2. UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING IN THE FUND" ON PAGES 3, 8 AND 13 OF THE PROSPECTUSES, THE FOLLOWING IS ADDED UNDER THE LAST PARAGRAPH:

         DERIVATIVES RISK - To the extent the Fund invests in ETFs that hold derivatives positions, the Fund will indirectly be subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the gains or losses of an ETF. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives bought and sold by an ETF. An ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

         The lack of a liquid secondary market for a derivative may prevent an ETF from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses.

         Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to an ETF. Derivatives are often more volatile than other investments and an ETF may lose more in a derivative than it originally invested in it.

         An ETF may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

         LEVERAGING RISK - To the extent the Fund invests in Enhanced ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETF invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETF's shares to be more volatile than if the Enhanced ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETF's portfolio securities or other investments. An Enhanced ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an Enhanced ETF, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETF's investment income, resulting in greater losses. The value of an Enhanced ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETF's investment strategies involve consistently applied leverage.

         SHORT SALES RISK - To the extent an ETF sells securities "short," the Fund will indirectly be subject to short sales risk. Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. An ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by an ETF. If the underlying security goes down in price between the time an ETF sells the security and buys it back, an ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, an ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, an ETF could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

         INVERSE CORRELATION RISK - To the extent the Fund invests in Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETF will fall as the performance of that Enhanced ETF's benchmark rises
         - a result that is the opposite from traditional mutual funds.

3. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 7 OF THE PROSPECTUSES:

         Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Moderate Index (the "Moderate Index"). The Moderate Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). The ETFs that comprise the Moderate Index are pooled investment vehicles whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market. They include, for example, investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") and other investment vehicles, such as grantor trusts, that are not registered or regulated under the 1940 Act and that typically hold commodities, such as gold or oil, currency or other property that is itself not a security. An ETF holds a portfolio of investments designed to track a particular market segment or underlying index. The Moderate Index may include ETFs designed to provide investment results that match the performance of an underlying index. The Moderate Index also may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETFs"). In seeking to provide such results, an ETF, in particular, an Enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Moderate Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

4. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 12 OF THE PROSPECTUSES:

         Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Growth Index (the "Growth Index"). The Growth Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). The ETFs that comprise the Growth Index are pooled investment vehicles whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market. They include, for example, investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") and other investment vehicles, such as grantor trusts, that are not registered or regulated under the 1940 Act and that typically hold commodities, such as gold or oil, currency or other property that is itself not a security. An ETF holds a portfolio of investments designed to track a particular market segment or underlying index. The Growth Index may include ETFs designed to provide investment results that match the performance of an underlying index. The Growth Index also may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETFs"). In seeking to provide such results, an ETF, in particular, an Enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Growth Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 HWM-SK-001-0100

                       THE ADVISORS' INNER CIRCLE FUND II

            SMARTGROWTH(R) LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH(R) LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH(R) LIPPER(R) OPTIMAL GROWTH INDEX FUND

                       SUPPLEMENT DATED DECEMBER 15, 2008
                                     TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 31, 2008


1. THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE HEADING "DESCRIPTION OF PERMITTED INVESTMENTS" ON PAGE S-2 OF THE SAI:

         EXCHANGE-TRADED FUNDS. Each Fund may invest in exchange-traded funds. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. These ETFs are generally based on specific domestic and foreign market securities indices. An "index-based ETF" seeks provide investment results that match the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. An "enhanced ETF" seeks to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF, in particular, an enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF's expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF's value being more volatile than the underlying securities or other investments.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 HWM-SK-002-0100